Financial Assets at Fair Value through Profit or Loss and Financial Investments_Financial Assets At Fair Value Through Profit Or Loss And Financial Investments(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	₩ 61,035,455	$ 56,196,385	₩ 53,549,086
Financial Investments Abstract [Abstract]
Financial investments	98,695,426	$ 90,870,562	71,782,606
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	61,035,455		53,549,086
Financial assets at fair value through profit or loss | Government and public bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	9,315,317		6,569,472
Financial assets at fair value through profit or loss | Financial bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	17,897,348		16,360,495
Financial assets at fair value through profit or loss | Corporate bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	3,997,753		3,218,480
Financial assets at fair value through profit or loss | Asset-backed securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	236,130		124,898
Financial assets at fair value through profit or loss | Beneficiary certificates
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	14,200,802		12,375,326
Financial assets at fair value through profit or loss | Derivatives linked securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	2,218,502		3,623,648
Financial assets at fair value through profit or loss | Other debt securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	10,549,248		8,449,207
Financial assets at fair value through profit or loss | Stocks
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	1,632,619		1,716,149
Financial assets at fair value through profit or loss | Other equity securities
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	459,694		387,694
Financial assets at fair value through profit or loss | Privately placed bonds
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	212,021		265,499
Financial assets at fair value through profit or loss | Other loans
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	125,962		162,046
Financial assets at fair value through profit or loss | Other due from financial institutions
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	100,094		216,367
Financial assets at fair value through profit or loss | Others
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss	89,965		79,805
Financial assets at fair value through other comprehensive income
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	61,825,197		46,436,051
Financial assets at fair value through other comprehensive income | Government and public bonds
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	14,735,340		9,501,642
Financial assets at fair value through other comprehensive income | Financial bonds
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	23,194,387		20,913,361
Financial assets at fair value through other comprehensive income | Corporate bonds
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	18,721,327		12,289,820
Financial assets at fair value through other comprehensive income | Asset-backed securities
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	1,795,840		832,160
Financial assets at fair value through other comprehensive income | Other debt securities
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	9,995		19,865
Financial assets at fair value through other comprehensive income | Stocks
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	2,852,158		2,377,994
Financial assets at fair value through other comprehensive income | Other equity securities
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	185,139		85,069
Financial assets at fair value through other comprehensive income | Equity investments
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	37,602		41,042
Financial assets at fair value through other comprehensive income | Privately placed bonds
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	265,426		375,098
Financial assets at fair value through other comprehensive income | Other loans
Financial Investments Abstract [Abstract]
Financial assets at fair value through other comprehensive income	27,983		0
Financial assets at amortized cost
Financial Investments Abstract [Abstract]
Financial assets at amortized cost	36,870,229		25,346,555
Financial assets at amortized cost | Government and public bonds
Financial Investments Abstract [Abstract]
Financial assets at amortized cost	17,193,289		5,395,720
Financial assets at amortized cost | Financial bonds
Financial Investments Abstract [Abstract]
Financial assets at amortized cost	5,678,949		8,157,428
Financial assets at amortized cost | Corporate bonds
Financial Investments Abstract [Abstract]
Financial assets at amortized cost	8,181,961		7,536,805
Financial assets at amortized cost | Asset-backed securities
Financial Investments Abstract [Abstract]
Financial assets at amortized cost	5,788,587		4,258,274
Financial assets at amortized cost | Allowances for credit losses
Financial Investments Abstract [Abstract]
Financial assets at amortized cost	(2,949)		(1,672)
Financial assets at amortized cost | Other debt securities
Financial Investments Abstract [Abstract]
Financial assets at amortized cost	₩ 30,392		₩ 0